Shareholders' Equity (Schedule of information about non vested options) (Details) - $ / shares	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Options
Beginning balance	5,704
Granted	0	5,704	0
Vested	(5,704)
Forfeited	0
Ending balance	0	5,704
Weighted average grant- date fair value
Beginning balance	$ 17.52
Granted	0
Vested	17.52
Forfeited	0
Ending balance	$ 0	$ 17.52